SHORT-TERM AND LONG-TERM BORROWINGS - Summary of long-term borrowings (Details) ¥ in Thousands	Dec. 31, 2025 CNY (¥)
Debt Disclosure [Abstract]
2026	¥ 0
2027	1,594
2028	9,565
2029	6,377
2030	6,377
2031 and thereafter	7,970
Long-term borrowings	¥ 31,883